Financial risk management and fair value estimates (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US	$ (14,979)	$ (21,302)
Market Risk [Member] | Argentina, Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US	(14,787)	(20,729)
Market Risk [Member] | UYU
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset US	$ (192)	$ (573)